Advances to Suppliers (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Advances to Suppliers [Abstract]
Schedule of advances to third-party suppliers
	December 31,	June 30,
	2017	2017

Intelligent logistics system deposit	$10,000	$-
Freight fees	-	29,960
Other	4,611	24,930
Total advances to suppliers - third parties	$14,611	$54,890

	June 30,	June 30,
	2017	2016

Freight fees	$29,960	$2,192,910
Others	24,930	-
Total advances to suppliers-third parties	$54,890	$2,192,910

Schedule of advances to suppliers - related party
	December 31,	June 30,
	2017	2017

Freight fees	$3,473,717	$3,333,038
Total advances to suppliers - related party	$3,473,717	$3,333,038

	June 30,	June 30,
	2017	2016

Freight fees	$3,333,038	$-
Total advances to suppliers-related party	$3,333,038	$-